EQUITY BASED COMPENSATION - Phantom Awards (Details5) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	May 06, 2017	May 05, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2017
EQUITY-BASED COMPENSATION
Settlement of phantom units		$ 7.8
Share price					$ 20.00
Compensation expense			$ 0.3	$ 0.7
Phantom Awards
EQUITY-BASED COMPENSATION
Settlement of phantom units	$ 7.8
Share price	$ 14.00
Cash payment amount per award	$ 5.53
Compensation expense	$ 7.8
Outstanding units					0